RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
RELATED PARTIES [Text Block]

27. RELATED PARTIES

a) Principal Subsidiaries

	Ownership interest as at December 31,
	2024	2023
Gibraltar Mines Ltd.	100%	100%
Cariboo Copper Corporation	100%	50%
Curis Holdings (Canada) Ltd.	100%	100%
Florence Holdings Inc.	100%	100%
Florence Copper Holdings Inc.	100%	100%
FC-ISR Holdings Inc.	100%	100%
Florence Copper LLC	100%	100%
Aley Corporation	100%	100%
Yellowhead Mining Inc.	100%	100%

b) Key Management Personnel Compensation

Key management personnel include the members of the Board of Directors and executive officers of the Company.

The Company contributes to a post-employment defined contribution pension plan on behalf of certain key management personnel. This retirement compensation arrangement ("RCA Trust") was established to provide benefits to certain executive officers on or after retirement in recognition of their long service. Upon retirement, the participant is entitled to the distribution of the accumulated value of the contributions under the RCA Trust. Obligations for contributions to the defined contribution pension plan are recognized as compensation expense in profit or loss in the periods during which services are rendered by the executive officers.

Certain executive officers are entitled to termination and change in control benefits. In the event of termination without cause, other than a change in control, these executive officers are entitled to an amount ranging from 9 months to 18 months' salary. In the event of a change in control, if a termination without cause or a resignation occurs within 12 months following the change of control, these executive officers are entitled to receive, among other things, an amount ranging from 12 months to 24 months' salary and accrued bonus, and all stock options held by these individuals will fully vest.

Executive officers and directors also participate in the Company's share option program (Note 22).

Compensation for key management personnel (includes all members of the Board of Directors and executive officers) is as follows:

	Year ended December 31,
	2024	2023
Salaries and benefits	5,465	4,986
Post-employment benefits	880	922
Share-based compensation expense	7,543	4,761
	13,888	10,669

c) Related Party Transactions

Under the terms of the joint venture operating agreement, the Gibraltar joint venture pays the Company a management fee for services rendered by the Company as operator of Gibraltar. Net management fee income in 2024 was $137 (2023 - $713). In addition, the Company pays certain expenses on behalf of the Gibraltar joint venture and invoices the joint venture for these expenses. In 2024, net reimbursable compensation expenses and third-party costs of $61 (2023 - $289) were charged to the joint venture.